Trade and Other Payables - Schedule of Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Current Liabilities [Abstract]
Payroll	$ 6,420	$ 6,068
Other accruals	321	499
Total other current liabilities	$ 6,741	$ 6,567